Earnings Loss Per Share - Summary of Potentially Dilutive Securities (Details) - Hoya Intermediate, LLC - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class A Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	24,652,569	24,652,569
Exercise Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	17,000,000	34,000,000
Hoya Intermediate Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	6,000,000	4,000,000
Shares of Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units		118,200,000
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	1,292,011	1,378,111
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	6,660,995	4,061,486